Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Schedule of borrowings

	12.31.22	12.31.21
Non-current
Corporate notes (1)	14,537	—

Current
Corporate notes (1)	—	19,609
Interest from corporate notes	184	380
Total current	184	19,989

(1)	Net of debt issuance, repurchase and redemption expenses.

Schedule of borrowings currency denominations

	12.31.22	12.31.21
US dollars	14,721	19,989

Schedule of maturities of the company's borrowings and exposure to interest rate

	12.31.22	12.31.21
Fixed rate
Less than 1 year	184	19,989
From 1 to 2 years	14,537	—
Total fixed rate	14,721	19,989

Schedule of roll forward of the company's borrowings

	12.31.22	12.31.21
Balance at beginning of the year	19,989	24,702
Proceeds from borrowings	4,420	—
Payment of borrowings' interests	(896)	(1,743)
Paid from repurchase of Corporate Notes	(472)	(33)
Gain from repurchase of Corporate Notes	363	(6)
Payment of borrowings	(6,078)	—
Loss on debt restructuring	449	—
Payment of Corporate Notes issuance expenses	(565)	—
Exchange diference and interest accrued	8,117	5,394
Result from exposure to inlfation	(10,606)	(8,325)
Balance at the end of year	14,721	19,989

Schedule of debt issued

		in USD				in millions of $
Corporate Notes	Class	Debt structure at 12/31/2021 and 2020	Opening of the exchange offer	Reopening of the exchange offer	Debt structure at 12/31/2022	Debt structure at 12/31/2021	Debt structure at 12/31/2022
Fixed rate par note - Maturity 2022	9	98,057,000	26,231,000	20,616,000	—	19,989	—
Fixed rate par note - Maturity 2024	2	—	—	30,000,000	30,000,000	—	5,141
Fixed rate par note - Maturity 2025	1	—	52,706,268	55,244,538	55,244,538	—	9,580
Total		98,057,000	78,937,268	105,860,538	85,244,538	19,989	14,721